Summary Prospectus November 13, 2019	.

Wells Fargo Short Duration Government Bond Fund

Class/Ticker: Class R6 - MSDRX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.37%
1.	The Manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$38
3 Years	$130

1

After:
5 Years	$230
10 Years	$525

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in U.S. Government obligations; and

■	up to 20% of the Fund’s net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may enter into mortgage dollar rolls. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio’s overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

2

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2009	+3.54%
	Lowest Quarter: 2nd Quarter 2013	-0.45%
Year-to-date total return as of 9/30/2018 is +0.06%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	11/30/2012	0.82%	0.75%	2.41%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		0.45%	0.58%	1.53%
1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If theses expenses had not been included, returns for Class R6 would be higher.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Maulik Bhansali, CFA, Portfolio Manager/2017 Thomas O’Connor, CFA[1], Portfolio Manager/2003 Jarad Vasquez, Portfolio Manager/2017
1.	Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. He will continue to serve as a portfolio manager of the Fund through that date.

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to Funds of Funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

.	.

4

1194656/P4656

Summary Prospectus November 13, 2019	.

Wells Fargo Short Duration Government Bond Fund

Class/Ticker: Class A - MSDAX; Class C - MSDCX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 50 and 52 of the Prospectus and “Additional Purchase and Redemption Information” on page 69 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 72 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	0.80%	1.55%
Fee Waivers	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.78%	1.53%
1.	The Manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or

1

reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$278	$256	$156
3 Years	$448	$488	$488
5 Years	$633	$843	$843
10 Years	$1,168	$1,844	$1,844

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in U.S. Government obligations; and

■	up to 20% of the Fund’s net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may enter into mortgage dollar rolls. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio’s overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

2

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2009	+3.54%
	Lowest Quarter: 2nd Quarter 2013	-0.56%
Year-to-date total return as of 9/30/2018 is -0.35%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/11/1996	-1.60%	-0.05%	1.77%
Class A (after taxes on distributions)	3/11/1996	-2.30%	-0.68%	0.93%
Class A (after taxes on distributions and the sale of Fund Shares)	3/11/1996	-0.91%	-0.32%	1.04%
Class C (before taxes)	5/31/2002	-1.24%	-0.39%	1.21%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		0.45%	0.58%	1.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Maulik Bhansali, CFA, Portfolio Manager/2017 Thomas O’Connor, CFA[1], Portfolio Manager/2003 Jarad Vasquez, Portfolio Manager/2017
1.	Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. He will continue to serve as a portfolio manager of the Fund through that date.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

1190932/P0932

Summary Prospectus November 13, 2019	.

Wells Fargo Short Duration Government Bond Fund

Class/Ticker: Institutional Class - WSGIX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.47%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.42%
1.	The Manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$43
3 Years	$146

1

After:
5 Years	$258
10 Years	$587

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in U.S. Government obligations; and

■	up to 20% of the Fund’s net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may enter into mortgage dollar rolls. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio’s overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

2

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2009	+3.54%
	Lowest Quarter: 4th Quarter 2016	-0.52%
Year-to-date total return as of 9/30/2018 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2017
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	0.77%	0.70%	2.36%
Institutional Class (after taxes on distributions)	4/8/2005	-0.10%	-0.09%	1.37%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	0.43%	0.18%	1.44%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		0.45%	0.58%	1.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Maulik Bhansali, CFA, Portfolio Manager/2017 Thomas O’Connor, CFA[1], Portfolio Manager/2003 Jarad Vasquez, Portfolio Manager/2017
1.	Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. He will continue to serve as a portfolio manager of the Fund through that date.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

1193145/P3145

Summary Prospectus November 13, 2019	.

Wells Fargo Short Duration Government Bond Fund

Class/Ticker: Administrator Class - MNSGX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.60%
1.	The Manager has contractually committed through December 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$222

After:
5 Years	$398
10 Years	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in U.S. Government obligations; and

■	up to 20% of the Fund’s net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may enter into mortgage dollar rolls. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio’s overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2009	+3.50%
	Lowest Quarter: 4th Quarter 2016	-0.56%
Year-to-date total return as of 9/30/2018 is -0.22%

Average Annual Total Returns for the periods ended 12/31/2017
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/18/1992	0.69%	0.54%	2.20%
Administrator Class (after taxes on distributions)	12/18/1992	-0.10%	-0.17%	1.28%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/18/1992	0.39%	0.09%	1.34%
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		0.45%	0.58%	1.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Maulik Bhansali, CFA, Portfolio Manager/2017 Thomas O’Connor, CFA[1], Portfolio Manager/2003 Jarad Vasquez, Portfolio Manager/2017
1.	Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. He will continue to serve as a portfolio manager of the Fund through that date.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

1190935/P0935